Net income (loss) per share - Schedule of basic and diluted net (loss) income per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (11,457)	$ (29,373)	$ (83,661)
Denominator:
Weighted-average shares used in computing net loss per share, basic (in shares)	80,825,695	77,752,960	75,718,623
Weighted-average shares used in computing net loss per share, diluted (in shares)	80,825,695	77,752,960	75,718,623
Net loss per share, basic (in USD per share)	$ (0.14)	$ (0.38)	$ (1.10)
Net loss per share, diluted (in USD per share)	$ (0.14)	$ (0.38)	$ (1.10)